BUSINESS DEVELOPMENT (Details Textuals) (BRL) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended																	12 Months Ended						9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Itausa Export S.A. and Its Subsidiaries [Member]	Dec. 31, 2008 Itausa Export S.A. and Its Subsidiaries [Member]	Nov. 28, 2008 Itausa Export S.A. and Its Subsidiaries [Member]	Dec. 31, 2008 BBA HE Participacoes S.A. [Member]	Dec. 31, 2009 Preferred shares Unibanco and Unibanco Holdings [Member]	Dec. 31, 2009 Common shares Unibanco and Unibanco Holdings [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Fairvalue Of Shares Issued [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards and Stock Options Plan [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Replacement Awards Program For Partners Plan [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Individuals Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Insurance Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Commercial Bank Wealth Management and Services Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Itau Bba Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Consumer Credit Vehicles [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Consumer Credit Cards and Financing Segment [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Civil Claims [Member]	Feb. 18, 2009 Unibanco and Unibanco Holdings [Member] Tax Law Suits [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Customer Relationships [Member]	Dec. 31, 2009 Unibanco and Unibanco Holdings [Member] Customer Contracts [Member]	Dec. 31, 2009 Porto Seguro [Member]	Oct. 16, 2009 Porto Seguro [Member]	Nov. 28, 2008 Porto Seguro [Member]	Dec. 31, 2009 Redecard S.A. [Member]	Dec. 31, 2009 Redecard S.A. [Member]	Mar. 30, 2009 Redecard S.A. [Member]	Dec. 31, 2009 Redecard S.A. [Member] Customer Relationships [Member]	Nov. 28, 2008 Itausa Export S.A. and Its Subsidiaries Europa [Member]
Business Acquisition [Line Items]
Amount paid in cash						587	399																									590
Fair value of interest held in PSIUPAR												24,612	46	33	13													1,886	1,886
Business Acquisition, Date of Acquisition Agreement				11/12/2008						11/3/2008																	8/23/2009				2/20/2009
Business Acquisition, Effective Date of Acquisition					11/28/2008		1/1/2009			2/18/2009																	10/16/2009				3/30/2009
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					23,050,428			675,660,843	557,475,607
Business Acquisition, Number of Shares Acquired																															24,082,760
Business Acquisition, Percentage of Total Interests Acquired						77.77%																												12.13%
Business Acquisition, Percentage of Voting Interests Acquired						80.00%																						43.90%				50.01%		12.13%
Business Acquisition, Preexisting Relationship, Description
Before this transaction, Itaú Unibanco Holding already held a 22.23% total and 20.00% voting interest in Itaúsa Export and a 49% total and voting interest in IPI that were accounted for under the equity method.

Considering the prior interest we had in Redecard, that represented (after the business combination with Unibanco) 46.4% after the acquisition, we became the controlling stockholder of Redecard, with over 50.01% interest of the voting stock of Redecard. Under ASC 805, Itaú Unibanco is required to remeasure previously held equity interests to fair value at the date it acquired control (in this case, March 30, 2009), and record the gain or loss directly to the statement of income. The gain recognized as a result of remeasuring to fair value our original 46.4% interest in Redecard was recorded in “other non-interest income”.

Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets							116				13,517					5,857	1,051	585	825	500	4,699								874
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net											26,992																	950	1,488			13,698
Business Acquisition, Purchase Price Allocation, Goodwill Amount											6,323																		398			14,376
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount											17,889																					557
Business Combination, Cost of Acquisition Reimbursed					70
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability, Civil claims																						569	64
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																																46.40%
Deconsolidation, Gain (Loss), Amount																											936
Decrease of Non-controlling Interest Persuant to Exchange Of Holding Company's Shares					105
Finite-Lived Intangible Assets, Average Useful Life							10																	5
Finite-Lived Intangible Assets, Useful Life, Maximum																									15	9							40
Finite-Lived Intangible Assets, Useful Life, Minimum																									2	3							5
Gain on Purchase of Business										830
Increase in Common Shares Persuant to Exchange of Holding Company's Shares					95
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067	14,085	4,849																											839
Revenue of Redecard																														2,466
Value of shares acquired from Officers							140